Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Commitments and Contingencies
Rental expenses	¥ 71,379	¥ 76,599
Capital commitments			¥ 220,355
Guarantor Obligations, Current Carrying Value	¥ 242		¥ 446